Note 29 - Segmented Information (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Number of Operating Segments	4
Americas Segment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	$ 2,690	$ 2,324
EMEA Segment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	1,483	1,599
Investment Management [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	$ 24,002	$ 18,567